Associated Liabilities Collateralized by Pledged Assets (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2015	Mar. 31, 2014
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 773	¥ 878
Call money and funds purchased	1,265	1,708
Payables under repurchase agreements	7,862	6,884
Payables under securities lending transactions	2,339	6,237
Other short-term borrowings	510	405
Long-term debt	5,113	5,632
Total	¥ 17,862	¥ 21,744